Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred income tax assets: Allowance for loan losses	$ 5,537	$ 4,822
Deferred Income Tax Assets: Other Real Estate Owned Expenses	435
Deferred income tax assets: Depreciation	137	199
Deferred income tax assets: Other than temporary impairment on security	1,191	1,191
Deferred income tax assets: Non-accrual interest	455	397
Deferred income tax assets: Benefit Plans	424	1,530
Deferred income tax assets: Benefit Plan-accumulated other comprehensive loss	912	868
Deferred income tax assets: Valuation adjustment on loans receivable acquired	812	1,677
Deferred Income Tax Assets: Valuation adjustment on securities	371
Deferred income tax assets: Valuation adjustment on time deposits acquired	138	347
Deferred income tax assets: Valuation adjustment on borrowings acquired		575
Deferred income tax assets: Net operating loss	1,069	345
Deferred income tax assets: Unrealized loss on securities available for sale		21
Deferred income tax assets: Other	134	318
Deferred income tax assets	11,615	12,290
Deferred income tax liabilities: Unrealized gain on securities available for sale	59
Deferred Income Tax Liabilities: Valuation adjustment on securities		748
Deferred income tax liabilities: Valuation adjustment on premises and equipment acquired	1,503	1,602
Deferred income tax liabilities	1,562	2,350
Net Deferred Tax Asset	$ 10,053	$ 9,940